Segment analysis	6 Months Ended
Jun. 30, 2025
Segment analysis
Segment analysis

4.     Segment analysis

The Group’s two operating and reportable segments, Europe and Americas, reflect the basis on which the Group’s performance is reviewed by management and presented to the Chief Operating Decision Maker (“CODM”). The CODM has been identified as being the Board.

Performance of the Group is assessed based on Adjusted EBITDA. Adjusted EBITDA is the profit/(loss) for the period before income tax charge/(credit), net finance expense, depreciation and amortization and exceptional operating items. Sales contracts generally provide for the pass through of metal and energy price fluctuations as well as a mechanism for the recovery of other input cost inflation, while certain contracts have tolling arrangements whereby customers arrange for the procurement of metal themselves. Consequently, the CODM evaluates the financial effects of the business activities of the reportable segments based on Adjusted EBITDA, which includes the net impact of the pass through pricing model operated by the business.

Segmental revenues are derived from sales to external customers. Inter-segmental revenue is not material.

Reconciliation of profit/(loss) for the period to Adjusted EBITDA

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
	$'m	$'m	$'m	$'m
Profit/(loss) for the period	5	2	—	(10)
Income tax charge/(credit)	10	2	6	(7)
Net finance expense	67	51	117	86
Depreciation and amortization	114	113	225	222
Exceptional operating items	14	10	17	21
Adjusted EBITDA	210	178	365	312

Segment results for the three months ended June 30, 2025 and 2024 are:

	Revenue		Adjusted EBITDA
	2025	2024	2025	2024
	$'m	$'m	$'m	$'m
Europe	615	566	77	79
Americas	840	693	133	99
Group	1,455	1,259	210	178

Segment results for the six months ended June 30, 2025 and 2024 are:

	Revenue		Adjusted EBITDA
	2025	2024	2025	2024
	$'m	$'m	$'m	$'m
Europe	1,143	1,047	126	122
Americas	1,580	1,353	239	190
Group	2,723	2,400	365	312

One customer accounted for greater than 10% of total Group revenue across both reportable segments in the three and six months ended June 30, 2025 (2024: one).

Within each reportable segment our respective packaging containers have similar production processes and classes of customers. Further, they have similar economic characteristics, as evidenced by similar profit margins, similar degrees of risk and similar opportunities for growth. Based on the foregoing, we do not consider that they constitute separate product lines and, therefore, additional disclosures relating to product lines are not necessary.

The following illustrates the disaggregation of revenue by destination for the three months ended June 30, 2025:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Europe	605	1	9	615
Americas	—	717	123	840
Group	605	718	132	1,455

The following illustrates the disaggregation of revenue by destination for the three months ended June 30, 2024:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Europe	562	—	4	566
Americas	—	594	99	693
Group	562	594	103	1,259

The following illustrates the disaggregation of revenue by destination for the six months ended June 30, 2025:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Europe	1,125	3	15	1,143
Americas	—	1,333	247	1,580
Group	1,125	1,336	262	2,723

The following illustrates the disaggregation of revenue by destination for the six months ended June 30, 2024:

		North	Rest of the
	Europe	America	world	Total
	$'m	$'m	$'m	$'m
Europe	1,036	1	10	1,047
Americas	—	1,147	206	1,353
Group	1,036	1,148	216	2,400

The following illustrates the disaggregation of revenue based on the timing of transfer of goods and services:

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
	$'m	$'m	$'m	$'m
Over time	1,162	994	2,191	1,910
Point in time	293	265	532	490
Group	1,455	1,259	2,723	2,400